Financial Instruments and Fair Value Measurements - Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Contingent consideration	$ (26,600)
Recurring Basis
Assets:
Foreign exchange forwards and options	11,712	$ 6,689
Total assets	514,864	501,439
Liabilities:
Foreign exchange forwards and options	(45,498)	(1,814)
Contingent consideration	(23,593)	(162,160)
Total liabilities	(468,512)	(462,264)
Recurring Basis | Short-term investments
Assets:
Fair value of investment	0	129,586
Recurring Basis | Marketable equity securities
Assets:
Fair value of investment	117,515	870
Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	4,142	70,849
Recurring Basis | Equity options
Assets:
Derivative assets	376,453	290,971
Liabilities:
Derivative liabilities	(382,012)	(292,263)
Recurring Basis | Interest rate contracts
Assets:
Derivative assets	5,042	2,474
Liabilities:
Derivative liabilities	(17,409)	(6,027)
Level 1 | Recurring Basis
Assets:
Foreign exchange forwards and options	0	0
Total assets	117,515	870
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	0	0
Total liabilities	0	0
Level 1 | Recurring Basis | Short-term investments
Assets:
Fair value of investment	0	0
Level 1 | Recurring Basis | Marketable equity securities
Assets:
Fair value of investment	117,515	870
Level 1 | Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 1 | Recurring Basis | Equity options
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 1 | Recurring Basis | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 2 | Recurring Basis
Assets:
Foreign exchange forwards and options	11,712	6,689
Total assets	393,207	429,720
Liabilities:
Foreign exchange forwards and options	(45,498)	(1,814)
Contingent consideration	0	0
Total liabilities	(444,919)	(300,104)
Level 2 | Recurring Basis | Short-term investments
Assets:
Fair value of investment	0	129,586
Level 2 | Recurring Basis | Marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Recurring Basis | Equity options
Assets:
Derivative assets	376,453	290,971
Liabilities:
Derivative liabilities	(382,012)	(292,263)
Level 2 | Recurring Basis | Interest rate contracts
Assets:
Derivative assets	5,042	2,474
Liabilities:
Derivative liabilities	(17,409)	(6,027)
Level 3 | Recurring Basis
Assets:
Foreign exchange forwards and options	0	0
Total assets	4,142	70,849
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	(23,593)	(162,160)
Total liabilities	(23,593)	(162,160)
Level 3 | Recurring Basis | Short-term investments
Assets:
Fair value of investment	0	0
Level 3 | Recurring Basis | Marketable equity securities
Assets:
Fair value of investment	0	0
Level 3 | Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	4,142	70,849
Level 3 | Recurring Basis | Equity options
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 3 | Recurring Basis | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	$ 0	$ 0